UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

FactorShares Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE 19801

(Name and address of agent for service)

877 756-PURE
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2013

PureFunds™ ISE Diamond/Gemstone ETF
Ticker: GEMS

PureFunds™ ISE Mining Service ETF
Ticker: MSXX

PureFunds™ ISE Junior Silver
(Small Cap Miners/Explorers) ETF
Ticker: SILJ

PureFunds™ ETFs

TABLE OF CONTENTS
March 31, 2013

PureFunds™ ETFs

PORTFOLIO ALLOCATION
As of March 31, 2013 (Unaudited)

Country	Percentage of Net Assets
	GEMS	SILJ	MSXX
Australia	6.5%	1.7%	53.3%
Canada	23.9	87.9	9.6
Chile	-	-	1.8
China	-	-	5.4
Hong Kong	23.7	5.8	-
Indonesia	-	-	2.8
Japan	3.4	-	-
Singapore	-	-	3.3
South Africa	-	-	1.8
Sweden	-	-	7.0
United Kingdom	26.1	0.5	-
United States	15.3	1.9	13.2
Short-Term and other Net Assets	1.1	2.2	1.8
	100.0%	100.0%	100.0%

PureFunds™ ETFs

PureFundsTM ISE Diamond/Gemstone ETF
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Australia - 6.5%
Metals & Mining - 6.5%
BHP Billiton Ltd.	3,800	$129,610
Total Metals & Mining		129,610
Total Australia		129,610
Canada - 23.9%
Metals & Mining - 23.9%
Archon Minerals Ltd. (a)	4,000	2,952
Dominion Diamond Corporation (a)	10,200	166,678
Lucara Diamond Corporation (a)	122,800	79,783
Mountain Province Diamonds, Inc. (a)	23,400	101,354
Peregrine Diamonds Ltd. (a)	92,800	36,541
Shore Gold, Inc. (a)	157,200	30,950
Stornoway Diamond Corporation (a)	86,400	56,134
Total Metals & Mining		474,392
Total Canada		474,392
Hong Kong - 23.7%
Specialty Retail - 21.5%
Chow Sang Sang Holdings International Ltd.	43,000	126,853
Chow Tai Fook Jewellery Group Ltd.	93,200	127,267
Emperor Watch & Jewelery Ltd.	665,600	67,739
Luk Fook Holdings (International) Ltd.	32,800	105,213
Total Specialty Retail		427,072
Textiles, Apparel & Luxury Goods - 2.2%
Ming Fung Jewellery Group Ltd. (a)	1,064,600	42,515
Total Textiles, Apparel & Luxury Goods		42,515
Total Hong Kong		469,587
Japan - 3.4%
Specialty Retail - 3.4%
Tsutsumi Jewelry Company Ltd.	2,400	66,492
Total Specialty Retail		66,492
Total Japan		66,492
United Kingdom - 26.1%
Metals & Mining - 26.1%
Anglo American PLC	5,000	128,546
Firestone Diamonds PLC (a)	744,400	34,837
Gem Diamonds Ltd. (a)	38,400	79,790
Gemfields PLC (a)	126,000	60,307
Paragon Diamonds Ltd. (a)	179,200	26,548
Petra Diamonds Ltd. (a)	97,200	187,568
Total Metals & Mining		517,596
Total United Kingdom		517,596
United States - 15.3%
Internet Catalog & Retail - 4.3%
Blue Nile, Inc. (a)	2,500	86,125
Total Internet Catalog & Retail		86,125
Specialty Retail - 11.0%
Signet Jewelers Ltd.	2,600	174,200
Zale Corporation (a)	11,000	43,230
Total Specialty Retail		217,430
Total United States		303,555
TOTAL COMMON STOCKS (Cost $1,948,610)		1,961,232
Total Investments (Cost $1,948,610) - 98.9%		1,961,232
Other Assets in Excess of Liabilities - 1.1%		22,563
TOTAL NET ASSETS - 100.0%		$1,983,795

(a)	Non-income producing security.

PureFunds™ ETFs

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 97.8%
Metals & Mining - 97.8%
Australia - 1.7%
Perilya Ltd. (a)	224,400	$58,408
Total Australia		$58,408
Canada - 87.9%
Alexco Resource Corporation (a)	36,800	122,176
Aurcana Corporation (a)	248,610	166,417
Bear Creek Mining Corporation (a)	56,400	154,901
Endeavour Silver Corporation (a)	33,750	209,925
Excellon Resources, Inc. (a)	196,400	88,934
Fortuna Silver Mines, Inc. (a)	61,170	263,744
Gabriel Resources Ltd. (a)	76,400	182,003
Gran Colombia Gold Corporation (a)	131,200	35,517
Great Panther Silver Ltd. (a)	90,000	117,000
International Minerals Corporation (a)	34,400	124,617
MAG Silver Corporation (a)	27,820	264,000
Mandalay Resources Corporation (a)	196,380	216,514
Minco Silver Corporation (a)	43,200	58,686
Mirasol Resources Ltd. (a)	34,000	56,898
Orko Silver Corporation (a)	76,000	170,576
Primero Mining Corporation (a)	20,800	138,824
Revett Minerals, Inc. (a)	25,200	56,063
Sabina Gold & Silver Corporation (a)	40,800	75,909
Santacruz Silver Mining Ltd. (a)	22,800	43,093
Scorpio Mining Corporation (a)	61,200	42,172
Silvercorp Metals, Inc. (a)	49,200	195,667
SilverCrest Mines, Inc. (a)	29,600	68,475
Trevali Mining Corporation (a)	58,000	53,669
US Silver & Gold, Inc. (a)	42,400	58,017
Wildcat Silver Corporation (a)	101,600	68,010
Total Canada		3,031,807
Hong Kong - 5.8%
G-Resources Group Ltd. (a)	3,793,200	197,905
Total Hong Kong		197,905
United Kingdom - 0.5%
Arian Silver Corporation (a)	105,600	17,650
Total United Kingdom		17,650
United States - 1.9%
Golden Minerals Company (a)	28,000	66,640
Total United States		66,640
Total Metals & Mining		3,372,410
TOTAL COMMON STOCKS (Cost $3,636,996)		3,372,410
Total Investments (Cost $3,636,996) - 97.8%		3,372,410
Other Assets in Excess of Liabilities - 2.2%		76,470
TOTAL NET ASSETS - 100.0%		$3,448,880

(a)	Non-income producing security.

PureFunds™ ETFs

PureFundsTM ISE Mining Service ETF
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 53.3%
Commerical Services & Supplies - 7.3%
Mineral Resources Ltd.	7,500	$82,693
Total Commercial Services & Supplies		82,693
Construction & Engineering - 40.6%
Ausdrill Ltd.	17,100	51,630
Ausenco Ltd.	10,000	40,188
Boart Longyear Ltd.	27,400	36,515
Clough Ltd.	41,200	56,622
Forge Group Ltd.	6,700	41,854
GR Engineering Services Ltd.	12,900	13,297
MACA Ltd.	13,100	39,826
MacMahon Holdings Ltd.	93,200	22,318
Mastermyne Group Ltd.	15,900	22,845
Monadelphous Group Ltd.	3,500	82,719
NRW Holdings Ltd.	15,400	26,456
WDS Ltd.	44,900	24,542
Total Construction & Engineering		458,812
Machinery - 3.3%
Bradken Ltd.	5,400	36,600
Total Machinery		36,600
Metals & Mining - 2.1%
Imdex Ltd.	18,900	24,105
Total Metals & Mining		24,105
Total Australia		602,210
Canada - 9.6%
Diversifed Financial Services - 2.0%
Sprott Resource Lending Corporation (a)	16,400	22,602
Total Diversified Financial Services		22,602
Metals & Mining - 7.6%
Energold Drilling Corporation (a)	8,000	18,113
Foraco International SA (a)	10,500	16,538
Major Drilling Group International Inc.	4,200	37,417
Orbit Garant Drilling Inc. (a)	8,300	14,298
Total Metals & Mining		86,366
Total Canada		108,968
Chile - 1.8%
Chemicals - 1.8%
Enaex S.A.	1,500	20,281
Total Chemicals		20,281
Total Chile		20,281
China - 5.4%
Oil & Gas & Consumable Fuels - 5.4%
China Coal Energy Company - Class H	68,200	60,798
Total Oil & Gas & Consumable Fuels		60,798
Total China		60,798

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

Indonesia - 2.8%
Oil & Gas & Consumable Fuels - 2.8%
Delta Dunia Makmur Tbk PT (a)	1,465,400	31,668
Total Oil & Gas & Consumable Fuels		31,668
Total Indonesia		31,668
Singapore - 3.3%
Energy Equipment & Services - 3.3%
Capital Drilling Ltd. (a)	65,600	37,129
Total Energy Equipment & Services		37,129
Total Singapore		37,129
South Africa - 1.8%
Metals & Mining - 1.8%
Sentula Mining Ltd. (a)	113,100	20,295
Total Metals & Mining		20,295
Total South Africa		20,295
Sweden - 7.0%
Machinery - 7.0%
Atlas Copco AB	2,800	79,490
Total Machinery		79,490
Total Sweden		79,490
United States - 13.2%
Construction & Engineering - 1.9%
Layne Christensen Company (a)	1,000	21,380
Total Construction & Engineering		21,380
Machinery - 11.3%
Joy Global, Inc.	1,100	65,472
Terex Corporation (a)	1,800	61,956
Total Machinery		127,428
Total United States		148,808
TOTAL COMMON STOCKS (Cost $1,007,429)		1,109,647
Total Investments (Cost $1,007,429) - 98.2%		1,109,647
Other Assets in Excess of Liabilities - 1.8%		20,578
TOTAL NET ASSETS - 100.0%		$1,130,225

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

Statements of Assets and Liabilities
As of March 31, 2013 (Unaudited)

	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver ETF	PureFundsTM ISE Mining Service ETF
ASSETS
Investments in securities, at value*	$1,961,232	$3,372,410	$1,109,647
Foreign currency*	-	-	2,800
Cash	20,777	48,252	15,715
Interest and dividends receivable	2,957	1,029	2,744
Receivable for investments sold	-	28,920	-
Total Assets	1,984,966	3,450,611	1,130,906

LIABILITIES
Business management fees payable	1,171	1,731	681
Total Liabilities	1,171	1,731	681
Net Assets	$1,983,795	$3,448,880	$1,130,225

NET ASSETS CONSIST OF:
Paid-in Capital	$2,000,000	$3,691,500	$806,500
Undistributed (accumulated) net investment income (loss)	4,180	(1,921)	6,139
Accumulated net realized gain (loss) on investments	(33,007)	23,887	215,377
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	12,622	(264,586)	102,218
Foreign currency	-	-	(9)
Net Assets	$1,983,795	$3,448,880	$1,130,225

*Identified Cost:
Investments in Securities	$1,948,610	$3,636,996	$1,007,429
Foreign currency	-	-	2,809

Shares Outstanding^	100,000	200,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$19.84	$17.24	$22.60

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the period ended March 31, 20131 (Unaudited)

	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver ETF	PureFundsTM ISE Mining Service ETF
INVESTMENT INCOME
Income:
Dividends	$8,959	$3,179	$10,266
Total Investment Income	8,959	3,179	10,266

Expenses:
Business management fees	4,779	5,100	4,127
Total Expenses	4,779	5,100	4,127
Net Investment Income	4,180	(1,921)	6,139

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(33,007)	23,887	215,377
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities and foreign currency	12,622	(264,586)	102,209
Net Realized and Unrealized Gain (Loss) on Investments	(20,385)	(240,699)	317,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,205)	$(242,620)	$323,725

1	Funds commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

STATEMENTS OF CHANGES IN NET ASSETS

Period ended
March 31, 2013 1
(Unaudited)
PureFundsTM ISE Diamond/Gemstone ETF
OPERATIONS
Net investment income	$4,180
Net realized gain (loss) on investments and In-Kind Redemptions	(33,007)
Net change in unrealized appreciation (depreciation) of investments	12,622
Net increase (decrease) in net assets resulting from operations	(16,205)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,000,000
Net increase (decrease) in net assets derived from capital share transactions (a)	2,000,000
Net increase in net assets	1,983,795

NET ASSETS
Beginning of Period	-
End of Period	$1,983,795
Undistributed net investment income	$4,180

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2013
	Shares	Amount
Shares Sold	100,000	$2,000,000
Reinvested Dividends	-	-
Shares Redeemed	-	-
	100,000	$2,000,000
Beginning Shares	-
Ending Shares	100,000

1	Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

STATEMENTS OF CHANGES IN NET ASSETS

Period ended
March 31, 2013 1
(Unaudited)
PureFundsTM ISE Junior Silver ETF
OPERATIONS
Net investment income (loss)	$(1,921)
Net realized gain (loss) on investments and In-Kind Redemptions	23,887
Net change in unrealized appreciation (depreciation) of investments	(264,586)
Net increase (decrease) in net assets resulting from operations	(242,620)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,691,500
Net increase (decrease) in net assets derived from capital share transactions (a)	3,448,880
Net increase in net assets	3,448,880

NET ASSETS
Beginning of Period	-
End of Period	$3,448,880
Undistributed net investment income	$(1,921)

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2013
	Shares	Amount
Shares Sold	250,000	$4,541,000
Reinvested Dividends	-	-
Shares Redeemed	(50,000)	(849,500)
	200,000	$3,691,500
Beginning Shares	-
Ending Shares	200,000

1 Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

STATEMENTS OF CHANGES IN NET ASSETS

Period ended
March 31, 2013 1
(Unaudited)
PureFundsTM ISE Mining Service ETF
OPERATIONS
Net investment income	$6,139
Net realized gain (loss) on investments and In-Kind Redemptions	215,377
Net change in unrealized appreciation (depreciation) of investments and foreign currency	102,209
Net increase (decrease) in net assets resulting from operations	323,725

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	806,500
Net increase (decrease) in net assets derived from capital share transactions (a)	806,500
Net increase in net assets	1,130,255

NET ASSETS
Beginning of Period	-
End of Period	$1,130,225
Undistributed net investment income	$6,139

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2013
	Shares	Amount
Shares Sold	100,000	$2,000,000
Reinvested Dividends	-	-
Shares Redeemed	(50,000)	(1,193,500)
	50,000	$806,500
Beginning Shares	-
Ending Shares	50,000

1	Fund commenced operations on November 29, 1012. The information presented is for the period from November 29, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM ISE Diamond/Gemstone ETF
	Period Ended
	March 31, 2013	1
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	0.05
Net realized and unrealized gain (loss) on investments	(0.21)
Total from investment operations	(0.16)
Net asset value, end of period	$19.84
Total Return	-0.80%	3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$1,984
Expenses to Average Net Assets	0.69%	4
Net Investment Income (Loss) to Average Net Assets	0.60%	4
Portfolio Turnover Rate	16%	3

1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM ISE Junior Silver ETF
	Period Ended
	March 31, 2013	1
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.02)
Net realized and unrealized gain (loss) on investments	(2.74)
Total from investment operations	(2.76)
Net asset value, end of period	$17.24
Total Return	-13.80%	3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$3,449

Expenses to Average Net Assets	0.69%	4
Net Investment Income (Loss) to Average Net Assets	-0.26%	4
Portfolio Turnover Rate	33%	3

1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements

PureFundsTM ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM ISE Mining Service ETF
	Period Ended
	March 31, 2013	1
	(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.51
Total from investment operations	2.60
Net asset value, end of period	$22.60
Total Return	13.00%	3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$1,130

Expenses to Average Net Assets	0.69%	4
Net Investment Income (Loss) to Average Net Assets	1.02%	4
Portfolio Turnover Rate	13%	3

1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION .

PureFunds™ ISE Diamond/Gemstone ETF, PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Mining Service ETF (each a “Fund”, or collectively the “Funds”) are series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). PureFunds™ ISE Diamond/Gemstone ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Diamond/Gemstone™ Index (the “Underlying Index”). PureFunds™ ISE Mining Service ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mining Service™Index (the “Underlying Index”). PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index (the “Underlying Index”). The Funds commenced operations on November 29, 2012.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES .

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited) (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange1 or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2013, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

       __________________________________________
1	For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013:

PureFunds™ ISE Diamond/Gemstone ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,961,232	$-	$-	$1,961,232

Total Investments in Securities	$1,961,232	$-	$-	$1,961,232

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,372,410	$-	$-	$3,372,410

Total Investments in Securities	$3,372,410	$-	$-	$3,372,410

PureFunds™ ISE Mining Service ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,109,647	$-	$-	$1,109,647

Total Investments in Securities	$1,109,647	$-	$-	$1,109,647

^See Schedule of Investments for industry breakouts. The Fund did not have any transfers between levels during the period ended March 31, 2013.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited) (Continued)

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid on a quarterly basis and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement. In January 2013, the Financial Accounting Standards Board  (“FASB”) issued ASU No 2013-01 “Clarifying the Scopy of Disclosures about Offsetting Assets and Liabilities.”  ASU 2013-01 states the intended scope of disclosures required by ASU No. 2011-11 “Balance Sheet (Topic 210):Disclosures about Offsetting Assets and Liabilities apply to derivatives and hedging transactions.  This pronouncement was effective for fiscal years, and interin periods within those years, beginning on or after January 1, 2013.  The adoption of this guidance did not have an effect on the Funds’ finacial condition, results of operations, or cash flows.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC, serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging, in consultation with Esposito Partners, LLC (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Business Management Agreement, the Advisor has contracted with PureShares, LLC (the “Business Manager”) to manage the Funds’ business affairs and provide office facilities and equipment and certain clerical, bookkeeping and administrative services. The Business Manager bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided to the Funds, each Fund pays the Business Manager at an annual rate of 0.69% of the Fund’s average daily net assets. The Business Manager has an agreement with, and is dependent on, a third party to pay each Fund’s expenses in excess of 0.69% of the Fund’s average daily net assets. Pursuant to this agreement, the Business Manager is subject to certain requirements that, if not met by the Business Manager or waived by the third party, would permit the third party to terminate the agreement. If the agreement is terminated, the Business Manager may not be able to perform its obligations under the Business Management Agreement.

PureFundsTM ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited) (Continued)

NOTE 4 - PURCHASES AND SALES OF SECURITIES .

The costs of purchases and sales of securities, excluding short-term securities and in-kind transations, for the period ended March 31,2013 are as follows:

	Purchases	Sales
Diamond/Gemstone ETF	$324,285	$370,272
Junior Silver (Small Cap Miners/Explorers) ETF	721,148	734,178
Mining Service ETF	336,459	232,303

For the period ended March 31, 2013 in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Diamond/Gemstone ETF	$2,027,607	$-
Junior Silver (Small Cap Miners/Explorers) ETF	4,465,710	839,698
Mining Service ETF	1,850,795	1,162,799

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2013.

The components of distributable earnings(losses) and cost basis of investments for federal income tax purposes at March 31, 2013 were as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds do not have a full fiscal year):

	GEMS	SILJ	MSXX
Tax cost of investments	$1,946,810	$3,636,996	$1,007,429

Gross tax unrealized appreciation	177,768	43,323	147,751
Gross tax unrealized depreciation	(165,146)	(307,909)	(45,533)
Net tax unrealized appreciation/(depreciation)	$12,622	$(264,586)	$102,218

PureFundsTM ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

PureFunds™ ETFs Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	November 29, 2012 through
	March 31, 2013

PureFunds™ ISE Diamond/Gemstone ETF

	Number	Percentage
Premium/Discount Range	of Days	of Total Days
Greater than 1.5%	20	24.4
Greater Than or Equal to 1.25% And Less Than 1.50%	10	12.2
Greater Than or Equal to 1.0% And Less Than 1.25%	11	13.4
Greater Than or Equal to 0.75% And Less Than 1.0%	14	17.1
Greater Than or Equal to 0.50% And Less Than 0.75%	12	14.6
Less than 0.50%	15	18.3

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Premium/Discount Range
Greater than 1.5%	27	32.9
Greater Than or Equal to 1.25% And Less Than 1.50%	1	1.3
Greater Than or Equal to 1.0% And Less Than 1.25%	6	7.3
Greater Than or Equal to 0.75% And Less Than 1.0%	6	7.3
Greater Than or Equal to 0.50% And Less Than 0.75%	16	19.5
Less than 0.50%	26	31.7

PureFunds™ ISE Mining Service ETF

Premium/Discount Range
Greater than 1.0%	3	3.7
Greater Than or Equal to 0.5% And Less Than 1.0%	6	7.2
Greater Than or Equal to 0.0% And Less Than 0.5%	20	24.4
Greater Than or Equal to -0.5% And Less Than 0.0%	18	22.0
Greater Than or Equal to -1.0% And Less Than -0.5%	18	22.0
Greater than -1.0%	17	20.7

PureFundsTM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
March 31, 2013 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on October 3, 2012, the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●
the Advisory Agreement between Factor Advisors, LLC (the “Adviser”) and the Trust, on behalf of PureFunds ISE Diamond/Gemstone ETF, PureFunds ISE Mining Service ETF and PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF (each a “Fund” and collectively, the “Funds”); and

●	the Sub-Advisory Agreement between the Adviser and Esposito Partners, LLC (the “Sub-Adviser”) with respect to the Funds.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

 Prior to the meeting held on October 3, 2012, the Board, including the Trustees who are not parties to the Agreements or "interested persons" of any party hereto, as defined in the 1940 Act (the "Independent Trustees"), reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to Fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds proposed to be managed by the Adviser and Sub-Adviser grow and whether the proposed advisory fee for the Funds reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Funds.

 Prior to and at the meeting held on October 3, 2012, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Funds. The representatives also discussed the rationale for launching the Funds, the Funds’ fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meetings and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

PureFundsTM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
March 31, 2013 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Factor Advisors noting that Factor Advisors, LLC will be providing investment management services to the Funds.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the qualifications of the Adviser’s chief compliance officer and the firm’s compliance history. The Board also considered the Adviser’s experience working with exchange-traded funds. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered other services to be provided to the Funds by the Adviser, such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

The Trustees then considered the scope of services to be provided under the Investment Sub-Advisory Agreement, noting that Esposito Partners, LLC will be providing investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; reviewing the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed each Fund’s estimated expense ratio and the advisory fee to be paid by each Fund, considered the expense ratios of comparable funds, and concluded that the advisory fees were reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fee, along with most of the Funds’ other operating expenses, would be paid by PureShares, LLC (the “Business Manager”) in exchange for the fee received by the Business Manager under a Business Management Agreement. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that such economies of scale are currently shared with Fund shareholders through the Adviser’s low advisory fee and because the Business Manager pays most Fund expenses, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
March 31, 2013 (Unaudited) (Continued)

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Funds. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the advisory fee the Adviser will receive from the Business Manager and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Funds; and (c) agreed to approve the Agreements for an initial term of two years.

PureFundsTM ETFs

Expense Example
For the Period Ended March 31, 2013 (Unaudited)

As a shareholder of PureFunds™ ISE Diamond/Gemstone ETF, PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Mining Service ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 29, 2012 – March 31, 2013).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PureFunds™ ISE Diamond/Gemstone ETF

	Beginning Account Value November 29, 2012	Ending Account Value March 31, 2013
			Expenses Paid During the Period^

Actual	$1,000	$992	$2.32

Hypothetical (5% annual	$1,000	$1,015	$2.34
return before expenses)

PureFundsTM ETFs

Expense Example
For the Period Ended March 31, 2013 (Unaudited) (Continued)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning Account Value November 29, 2012	Ending Account Value March 31, 2013
			Expenses Paid During the Period^

Actual	$1,000	$862	$2.16

Hypothetical (5% annual return before expenses)	$1,000	$1,015	$2.34

PureFunds™ ISE Mining Service ETF

	Beginning Account Value November 29, 2012	Ending Account Value March 31, 2013
			Expenses Paid During the Period^

Actual	$1,000	$1,130	$2.48

Hypothetical (5% annual return before expenses)	$1,000	$1,015	$2.34

^The Fund commenced operations on November 29, 2012.  Expenses are equal to the Fund’s annualized expense ratio of 0.69% (for the period of commencement of operation to March 31, 2013), multiplied by the average account value during the period, multiplied by 123/365 (to reflect the period since inception).

PureFundsTM ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on the Funds' website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.pureetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PureFundsTM ETFs

PRIVACY POLICY
(Unaudited)

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Advisor
Factor Advisors, LLC
25 Deforest Ave., Suite 203
Summit, NJ 07901

Sub-Advisor
Esposito Partners, LLC
300 Crescent Court, Suite 650
Dallas, Texas 75201

Business Manager
PureShares, LLC
2 Central Avenue, Suite 2B
Madison, NJ 07940

Index Provider
International Securities Exchange, LLC
60 Broad Street
New York, NY 10004

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor
New York, NY 10018

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

II-1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FactorShares Trust

By (Signature and Title	/s/Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	May 30, 2013

By (Signature and Title)*	/s/Mary Byra,
Mary Byra, Treasurer

Date	May 30, 2013

* Print the name and title of each signing officer under his or her signature.

II-2